Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 5,285	¥ 7,408
Increase due to new trades	3,904	2,054
Reduction due to redemption, sales or passage of time	(3,110)	(4,177)
Balance at end of period	¥ 6,079	¥ 5,285